SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29   SUBSEQUENT EVENTS

(a)   Private Placement of Convertible Senior Notes

On January 20, 2023, the Company completed the private placement of convertible senior notes due 2030 (the “Notes”) with aggregate principal of US$ 580,000 thousand to certain investors. The Notes bore an annual interest rate of 4.50% and are convertible into ADSs or Class A ordinary shares of the Company at the option of the holders, at any time prior to the close of business on the third scheduled trading day (or the fifth scheduled trading day, if the converting holder elects to receive Class A ordinary shares in lieu of ADSs) immediately preceding the maturity date at a conversion price initially being US$ 24.50 per ADS, subject to customary anti-dilution adjustments. The Company has the right to force a conversion by the holders of all (but not some only) of the Notes at any time on or after the third anniversary of the issuance of the Notes in exchange for ADSs or Class A ordinary shares at the then-prevailing conversion rate, provided certain conditions are met. The holders of the Notes have the right to require the Company to repurchase all or part of their Notes in cash on January 31, 2028, or in the event of certain fundamental changes, in each case at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the repurchase date.

(b)   Waiver of Vesting Condition for Certain Restricted Share Units for William Wei Huang

William Wei Huang informed the Company that certain variable pre-paid forward sale contract transactions in respect of 42,457,504 ordinary shares beneficially owned by him, which transactions he originally entered into between May 2020 and June 2022, would expire between March 2023 and December 2023. As a result, his beneficial ownership interest in the Company’s total issued share capital may decrease to below 5% if he choose to settle these transactions by transferring ownership of the ordinary shares, which would trigger an automatic conversion event as mentioned in Note 18.

On March 30, 2023, to prevent the Automatic Conversion and the corresponding potential implication of the change of control, the vesting conditions of 3,888,000 restricted share units (“RSUs”) (equivalent of 486,000 ADSs) granted to William Wei Huang under the 2016 Plan were waived and the vesting of such RSUs was accelerated. The ordinary shares William Wei Huang received upon the accelerated vesting of the foregoing RSUs are subject to a lock-up (including a prohibition on pledges, transfer or derivative transactions) as well as a claw-back arrangement with the Company. As of date of this report, William Wei Huang’s beneficially ownership interest in the Company's total issued share capital including Class A, Class B ordinary shares and redeemable preferred shares was above 5%.